UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-1512
                                                     ---------

                         Oppenheimer Capital Income Fund
                         -------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 11/30/2007
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--40.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.6%
--------------------------------------------------------------------------------
MEDIA--0.8%
Cinemark Holdings, Inc.                              610,000   $     10,180,900
--------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 1             763,000         15,420,230
                                                               -----------------
                                                                     25,601,130
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
CSK Auto Corp. 1,2                                 4,711,750         45,939,563
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                 295,000          5,056,300
--------------------------------------------------------------------------------
OfficeMax, Inc.                                      157,200          3,918,996
                                                               -----------------
                                                                     54,914,859
--------------------------------------------------------------------------------
CONSUMER STAPLES--10.5%
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Coca-Cola Co. (The) 3                                 32,500          2,018,250
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.1%
SUPERVALU, Inc.                                       65,000          2,721,550
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.5%
B&G Foods, Inc.                                    1,008,750         18,157,500
--------------------------------------------------------------------------------
B&G Foods, Inc., Cl. A                               138,750          1,483,238
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                  210,000          5,254,200
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A 3                         1,500,052         51,826,797
                                                               -----------------
                                                                     76,721,735
--------------------------------------------------------------------------------
TOBACCO--7.8%
Altria Group, Inc.                                 1,790,000        138,832,400
--------------------------------------------------------------------------------
Loews Corp./Carolina Group 3                       1,150,000        102,292,500
                                                               -----------------
                                                                    241,124,900
--------------------------------------------------------------------------------
ENERGY--9.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Diamond Offshore Drilling, Inc.                       20,000          2,328,600
--------------------------------------------------------------------------------
Halliburton Co.                                       15,000            549,150
--------------------------------------------------------------------------------
Transocean, Inc.                                      52,705          7,235,869
                                                               -----------------
                                                                     10,113,619
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--9.3%
Arlington Tankers Ltd.                                20,000            429,200
--------------------------------------------------------------------------------
BP plc, ADR                                          575,000         41,825,500
--------------------------------------------------------------------------------
Capital Product Partners LP                          210,000          5,191,200
--------------------------------------------------------------------------------
Chevron Corp. 3                                      275,000         24,136,750
--------------------------------------------------------------------------------
ConocoPhillips                                       345,000         27,613,800
--------------------------------------------------------------------------------
Enbridge Energy Management LLC                             1                  3
--------------------------------------------------------------------------------
Exxon Mobil Corp. 3                                  157,500         14,042,700
--------------------------------------------------------------------------------
Kinder Morgan Management LLC                          29,651        148,398,277
--------------------------------------------------------------------------------
Marathon Oil Corp.                                   220,000         12,298,000
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR 3                         40,000          3,852,000
--------------------------------------------------------------------------------
Tortoise Energy Capital Corp.                        232,000          5,909,040
--------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                         12,000            433,200
                                                               -----------------
                                                                    284,129,670


                       1 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
FINANCIALS--7.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
UBS AG                                               282,500   $     14,260,600
--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Wachovia Corp.                                       250,000         10,750,000
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
Bank of America Corp.                                600,000         27,678,000
--------------------------------------------------------------------------------
Citigroup, Inc. 3                                    825,000         27,472,500
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                 182,500          8,325,650
                                                               -----------------
                                                                     63,476,150
--------------------------------------------------------------------------------
INSURANCE--3.2%
ACE Ltd.                                             500,000         29,915,000
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                580,000         60,859,400
--------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 3         275,000          4,295,500
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)         30,000          2,859,600
                                                               -----------------
                                                                     97,929,500
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.2%
Anthracite Capital, Inc.                           1,117,000          8,533,880
--------------------------------------------------------------------------------
Care Investment Trust, Inc.                          949,500          9,447,525
--------------------------------------------------------------------------------
Crystal River Capital, Inc.                          849,500         12,003,435
--------------------------------------------------------------------------------
iStar Financial, Inc.                                300,000          8,781,000
                                                               -----------------
                                                                     38,765,840
--------------------------------------------------------------------------------
HEALTH CARE--1.8%
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.8%
Abbott Laboratories 3                                115,000          6,613,650
--------------------------------------------------------------------------------
Johnson & Johnson                                    137,500          9,314,250
--------------------------------------------------------------------------------
Novartis AG, ADR                                     157,500          8,901,900
--------------------------------------------------------------------------------
Pfizer, Inc. 3                                     1,275,000         30,294,000
                                                               -----------------
                                                                     55,123,800
--------------------------------------------------------------------------------
INDUSTRIALS--3.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.7%
Boeing Co.                                           150,000         13,881,000
--------------------------------------------------------------------------------
Lockheed Martin Corp. 3                               50,000          5,533,500
--------------------------------------------------------------------------------
Raytheon Co. 3                                       500,000         30,925,000
--------------------------------------------------------------------------------
United Technologies Corp. 3                           12,500            934,625
                                                               -----------------
                                                                     51,274,125
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.8%
3M Co. 3                                              10,000            832,600
--------------------------------------------------------------------------------
General Electric Co. 3                             1,327,500         50,829,975
--------------------------------------------------------------------------------
Siemens AG, Sponsored ADR                             26,250          3,983,963
                                                               -----------------
                                                                     55,646,538
--------------------------------------------------------------------------------
MARINE--0.0%
Seaspan Corp.                                         52,250          1,465,613
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.2%
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.0%
Microchip Technology, Inc.                            34,750          1,000,453
--------------------------------------------------------------------------------


                       2 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
CONTINUED
Taiwan Semiconductor Manufacturing Co.
Ltd., ADR                                             25,000   $        248,000
                                                               -----------------
                                                                      1,248,453
--------------------------------------------------------------------------------
SOFTWARE--0.2%
Microsoft Corp.                                      150,000          5,040,000
--------------------------------------------------------------------------------
MATERIALS--0.2%
--------------------------------------------------------------------------------
CHEMICALS--0.2%
BASF AG, Sponsored ADR                                23,500          3,253,575
--------------------------------------------------------------------------------
Eastman Chemical Co.                                  12,500            802,625
--------------------------------------------------------------------------------
PPG Industries, Inc.                                  17,500          1,201,200
                                                               -----------------
                                                                      5,257,400
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
AT&T, Inc. 3                                         430,000         16,430,300
--------------------------------------------------------------------------------
Citizens Communications Co.                        1,070,000         13,888,600
--------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.         1,262,500         20,301,000
--------------------------------------------------------------------------------
FairPoint Communications, Inc.                     1,387,500         20,701,500
--------------------------------------------------------------------------------
NTELOS Holdings Corp.                                131,251          3,482,089
--------------------------------------------------------------------------------
Windstream Corp.                                   1,565,000         20,266,750
                                                               -----------------
                                                                     95,070,239
--------------------------------------------------------------------------------
UTILITIES--1.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Cleco Corp.                                          687,500         19,208,750
--------------------------------------------------------------------------------
FirstEnergy Corp.                                    187,500         12,855,000
                                                               -----------------
                                                                     32,063,750
--------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Constellation Energy Group, Inc. 3                    35,500          3,557,455
--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Southern Union Co.                                    77,500          2,313,375
--------------------------------------------------------------------------------
MULTI-UTILITIES--0.4%
CenterPoint Energy, Inc.                             342,500          6,113,625
--------------------------------------------------------------------------------
Teco Energy, Inc.                                    180,000          3,117,600
--------------------------------------------------------------------------------
Wisconsin Energy Corp.                                30,000          1,435,200
                                                               -----------------
                                                                     10,666,425
                                                               -----------------
Total Common Stocks (Cost $810,514,337)                           1,241,254,976

--------------------------------------------------------------------------------
PREFERRED STOCKS--5.6%
--------------------------------------------------------------------------------
AES Trust III, 6.75% Cv.                             242,400         11,829,120
--------------------------------------------------------------------------------
E*TRADE Financial Corp., 6.125% Cum. Cv. 2         1,010,000          7,766,900
--------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv.                               5,750          7,688,469
--------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv.,
Series A, Non-Vtg.                                   650,000         23,887,500
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.,
6.75% Cv., Non-Vtg.                                   46,750          6,825,500
--------------------------------------------------------------------------------
Lucent Technologies Capital Trust I,
7.75% Cum. Cv., Non-Vtg.                              39,000         36,582,000
--------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% Cv.                           35,625         13,017,731
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.,
6% Cv., Series A 2                                   803,300         26,476,768
--------------------------------------------------------------------------------
Schering-Plough Corp., 6% Cv.                         40,000         10,898,800
--------------------------------------------------------------------------------
Six Flags, Inc., 7.25% Cum. Cv. Preferred
Income Equity Redeemable Shares, Non-Vtg.            625,000          9,375,000
--------------------------------------------------------------------------------


                       3 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS CONTINUED
--------------------------------------------------------------------------------
United Rentals Trust I, 6.50% Cv. Quarterly
Income Preferred Securities, Non-Vtg.                253,569   $     11,125,340
--------------------------------------------------------------------------------
XL Capital Ltd., 7%  Cv.                             374,400          8,019,648
                                                               -----------------
Total Preferred Stocks (Cost $193,823,171)                          173,492,776

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--28.8%
--------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43          $  2,670,000          2,647,693
--------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-
Through Certificates, Series 2004-2, Cl.
2A1, 6.50%, 7/20/32                                1,742,051          1,773,531
--------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc.,
CMO Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 4           3,557,192          3,542,158
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32             1,400,550          1,428,293
Series 2005-F, Cl. 2A3, 4.716%, 7/25/35 4          4,146,088          4,106,754
--------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-
Through Certificates, Series 2006-4, Cl.
2A1, 5.802%, 10/25/36 4                            5,192,607          5,223,764
--------------------------------------------------------------------------------
Chase Mortgage Finance Trust Series 2005-S1,
Multi-Class Mtg. Pass-Through Certificates,
Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35            1,440,000          1,416,714
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5,
Mtg. Pass-Through Certificates, Series
2006-AR5, Cl. 1A3A, 5.894%, 7/25/36 4              5,311,010          5,349,212
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WF1,
Asset-Backed Pass-Through Certificates,
Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36             660,000            659,870
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49         3,140,000          3,155,985
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49           5,710,000          5,649,182
--------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust Series
2006-A5, Real Estate Mgt. Investment Conduit
Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 5.183%, 10/25/36 4        4,500,727          4,304,247
Series 2006-A5, Cl. 1A13, 5.233%, 10/25/36 4       2,344,641          2,301,891
--------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35          3,452,000          3,307,820
Series 2005-18CB, Cl. A8, 5.50%, 5/25/36           3,480,000          3,382,592
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32            3,047,185          3,115,346
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34            2,693,331          2,703,163
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36          2,580,000          2,443,762
--------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg.
Pass-Through Certificates:
Series 2003-46, Cl. 1A2, 4.122%, 1/19/34 4         3,018,440          3,052,851
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 4       3,919,969          3,845,244
Series 2007-HY1, Cl. 1A1, 5.695%, 4/25/37 4        4,137,195          4,148,312
--------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan
Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36           1,288,932          1,289,021
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36               403,951            404,600
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                     7,014,086          6,913,157
4.50%, 5/15/19 5                                   3,275,591          3,225,640
5%, 8/15/33-12/15/34                               6,344,267          6,242,885
6%, 5/15/18-3/15/33                                4,048,655          4,140,268


                       4 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------
6.50%, 4/15/18-4/15/34                          $  1,637,321   $      1,694,297
7%, 9/15/23-3/15/35                                7,825,625          8,199,241
8%, 4/15/16                                          389,941            413,541
9%, 8/15/22-5/15/25                                  118,158            127,432
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real
Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 2006-11, Cl. PS, 7.029%, 3/25/36 4          1,044,077          1,177,405
Series 2034, Cl. Z, 6.50%, 2/15/28                   559,378            581,625
Series 2043, Cl. ZP, 6.50%, 4/15/28                1,677,590          1,733,121
Series 2053, Cl. Z, 6.50%, 4/15/28                   597,215            619,688
Series 2055, Cl. ZM, 6.50%, 5/15/28                  746,042            768,454
Series 2075, Cl. D, 6.50%, 8/15/28                 2,062,598          2,139,721
Series 2080, Cl. C, 6.50%, 8/15/28                 1,028,497          1,065,053
Series 2080, Cl. Z, 6.50%, 8/15/28                   488,376            506,500
Series 2279, Cl. PK, 6.50%, 1/15/31                1,103,563          1,150,570
Series 2326, Cl. ZP, 6.50%, 6/15/31                  583,047            606,132
Series 2461, Cl. PZ, 6.50%, 6/15/32                2,135,277          2,219,786
Series 2500, Cl. FD, 5.152%, 3/15/32 4               259,435            258,726
Series 2526, Cl. FE, 5.052%, 6/15/29 4               370,026            368,211
Series 2538, Cl. F, 5.252%, 12/15/32 4             4,746,266          4,743,862
Series 2551, Cl. FD, 5.052%, 1/15/33 4               286,476            287,798
Series 2676, Cl. KY, 5%, 9/15/23                   2,768,000          2,737,132
Series 3025, Cl. SJ, 7.693%, 8/15/35 4               396,123            444,757
Series 3094, Cl. HS, 7.326%, 6/15/34 4               678,561            737,177
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-
Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 11.118%, 6/1/26 6                477,424            107,237
Series 183, Cl. IO, 9.474%, 4/1/27 6                 774,321            187,713
Series 184, Cl. IO, 15.322%, 12/1/26 6               826,910            156,860
Series 192, Cl. IO, 12.718%, 2/1/28 6                250,551             59,536
Series 200, Cl. IO, 11.964%, 1/1/29 6                303,462             57,160
Series 2130, Cl. SC, (2.788)%, 3/15/29 6             572,854             42,178
Series 216, Cl. IO, 11.432%, 12/1/31 6               570,418            125,652
Series 224, Cl. IO, 8.007%, 3/1/33 6               1,751,183            395,691
Series 243, Cl. 6, 15.203%, 12/15/32 6             1,093,144            206,490
Series 2796, Cl. SD, 7.584%, 7/15/26 6               874,753             71,779
Series 2802, Cl. AS, 15.312%, 4/15/33 6            1,714,254            103,320
Series 2920, Cl. S, 5.70%, 1/15/35 6               4,806,703            287,943
Series 3000, Cl. SE, (6.789)%, 7/15/25 6           5,382,176            285,258
Series 3110, Cl. SL, 2.867%, 2/15/26 6               916,978             43,402
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-
Only Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.829%, 6/1/26 7                 227,244            194,622
Series 192, Cl. PO, 6.371%, 2/1/28 7                 250,551            199,279
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                            30,412,774         30,007,689
5%, 12/25/17-9/25/35                              55,387,913         55,131,316
5%, 12/1/21-12/1/36 8                            168,784,532        166,405,739
5.50%, 1/25/33-4/25/34                            64,988,433         65,284,071


                       5 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------
5.50%, 12/1/21-12/1/36 8                        $ 71,331,795   $     71,720,749
6%, 8/25/32-11/1/33                               17,200,899         17,551,093
6%, 12/18/21-12/1/36 8                            52,369,000         53,300,461
6%, 3/25/33 9                                     13,366,906         13,639,511
6.50%, 5/25/17-11/25/31                           14,928,301         15,491,262
6.50%, 12/1/36 8                                  23,604,000         24,278,933
7%, 11/25/17-7/25/35                               7,412,127          7,776,305
7.50%, 1/25/33-3/25/33                            10,660,038         11,404,845
8.50%, 7/25/32                                        33,683             36,288
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust,
CMO, Trust 2002-T1, Cl. A2, 7%, 11/25/31           1,686,867          1,775,993
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real
Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23               1,544,568          1,618,256
Trust 1998-61, Cl. PL, 6%, 11/25/28                  957,338            979,544
Trust 1999-54, Cl. LH, 6.50%, 11/25/29             1,298,623          1,361,320
Trust 2001-50, Cl. NE, 6%, 8/25/30                    20,200             20,122
Trust 2001-51, Cl. OD, 6.50%, 10/25/31             2,134,233          2,211,735
Trust 2001-70, Cl. LR, 6%, 9/25/30                   165,537            166,028
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                860,020            890,616
Trust 2002-9, Cl. PC, 6%, 3/25/17                  6,356,617          6,557,659
Trust 2003-130, Cl. CS, 4.534%, 12/25/33 4           902,503            890,665
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23              1,903,000          1,935,580
Trust 2003-28, Cl. KG, 5.50%, 4/25/23              3,485,000          3,546,402
Trust 2004-101, Cl. BG, 5%, 1/25/20                2,550,000          2,551,580
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25            1,560,000          1,581,491
Trust 2005-104, Cl. MC, 5.50%, 12/25/25            7,321,312          7,371,950
Trust 2005-31, Cl. PB, 5.50%, 4/25/35              1,430,000          1,409,776
Trust 2005-59, Cl. NQ, 4.917%, 5/25/35 4           1,109,921          1,121,132
Trust 2006-46, Cl. SW, 6.662%, 6/25/36 4             808,774            896,168
Trust 2006-50, Cl. KS, 6.662%, 6/25/36 4           2,708,958          2,935,584
Trust 2006-50, Cl. SA, 6.662%, 6/25/36 4           1,594,176          1,727,540
Trust 2006-50, Cl. SK, 6.662%, 6/25/36 4             212,601            232,805
Trust 2006-57, Cl. PA, 5.50%, 8/25/27              4,755,509          4,787,399
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 16.219%, 3/17/31 6            749,863            104,201
Trust 2001-65, Cl. S, 14.99%, 11/25/31 6           2,482,078            253,053
Trust 2001-81, Cl. S, 7.299%, 1/25/32 6              546,307             50,889
Trust 2002-47, Cl. NS, 6.242%, 4/25/32 6           1,071,737             90,906
Trust 2002-51, Cl. S, 6.412%, 8/25/32 6              984,002             88,773
Trust 2002-52, Cl. SD, 3.679%, 9/25/32 6           1,080,076             94,051
Trust 2002-75, Cl. SA, 16.781%, 11/25/32 6         2,974,533            278,057
Trust 2002-77, Cl. SH, 8.749%, 12/18/32 6            704,917             69,867
Trust 2002-89, Cl. S, 21.007%, 1/25/33 6           2,760,456            260,393
Trust 2002-9, Cl. MS, 7.015%, 3/25/32 6              670,881             65,405
Trust 2003-118, Cl. S, 15.259%, 12/25/33 6         4,479,731            573,372
Trust 2003-33, Cl. SP, 17.859%, 5/25/33 6          2,515,137            296,300
Trust 2003-46, Cl. IH, 7.052%, 6/25/33 6           5,238,153            943,179


                       6 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------
Trust 2004-54, Cl. DS, 3.138%, 11/25/30 6       $  1,090,195   $         77,563
Trust 2005-105, Cl. S, 23.913%, 12/25/35 6         4,040,902            281,640
Trust 2005-19, Cl. SA, 7.687%, 3/25/35 6          12,315,858            750,640
Trust 2005-40, Cl. SA, 7.513%, 5/25/35 6           2,816,777            160,878
Trust 2005-6, Cl. SE, 10.548%, 2/25/35 6           3,454,410            200,427
Trust 2005-71, Cl. SA, 13.45%, 8/25/25 6           3,397,672            228,475
Trust 2005-87, Cl. SE, 26.643%, 10/25/35 6         8,163,770            424,819
Trust 2005-87, Cl. SG, 24.406%, 10/25/35 6         7,268,580            477,794
Trust 2006-119, Cl. MS, 9.478%, 12/25/36 6         2,918,866            197,943
Trust 2006-33, Cl. SP, 23.675%, 5/25/36 6          7,306,822            661,782
Trust 222, Cl. 2, 15.614%, 6/1/23 6                1,780,601            316,844
Trust 240, Cl. 2, 18.748%, 9/1/23 6                2,750,527            647,998
Trust 252, Cl. 2, 15.023%, 11/1/23 6               1,329,775            319,374
Trust 273, Cl. 2, 14.926%, 8/1/26 6                  366,726             70,862
Trust 303, Cl. IO, 13.389%, 11/1/29 6                457,891            109,214
Trust 308, Cl. 2, 13.048%, 9/1/30 6                1,261,488            300,521
Trust 321, Cl. 2, 7.371%, 4/1/32 6                 5,416,709          1,216,536
Trust 322, Cl. 2, 16.409%, 4/1/32 6                2,151,451            490,361
Trust 331, Cl. 9, 16.017%, 2/1/33 6                1,464,412            247,865
Trust 334, Cl. 17, 23.35%, 2/1/33 6                  866,638            155,693
Trust 339, Cl. 7, 8.796%, 7/1/33 6                 5,396,423          1,244,945
Trust 342, Cl. 2, 11.02%, 9/1/33 6                   940,612            211,969
Trust 344, Cl. 2, 8.867%, 12/1/33 6                8,239,859          1,866,830
Trust 345, Cl. 9, 9.024%, 1/1/34 6                 2,463,438            579,564
Trust 362, Cl. 12, 9.603%, 8/1/35 6                4,721,726            806,797
Trust 362, Cl. 13, 9.60%, 8/1/35 6                 2,617,804            447,119
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-
Only Stripped Mtg.-Backed Security, Trust
1993-184, Cl. M, 5.272%, 9/25/23 7                   637,602            561,031
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities
Trust 2004-FA2, Mtg. Pass-Through
Certificates, Series 2004-FA2, Cl. 3A1, 6%,
1/25/35                                            1,195,217          1,153,086
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities
Trust 2007-FA2, Mtg. Pass-Through
Certificates, Series 2007-FA2, Cl. 1A1,
5.50%, 4/25/37                                     1,616,970          1,597,889
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39            1,720,000          1,706,601
Series 2005-C3, Cl. A2, 4.853%, 7/10/45            1,590,000          1,590,277
--------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-
Through Certificates:
Series 2004-J4, Cl. A7, 5.50%, 9/25/34             2,390,000          2,304,363
Series 2005-AR4, Cl. 2A1, 5.292%, 7/19/35 4        4,562,539          4,571,824
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial
Mtg. Obligations, Series 2006-GG8, Cl. A2,
5.479%, 11/10/39 4                                12,330,000         12,537,234
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg.
Pass-Through Certificates, Series 2005-AR7,
Cl. 3A1, 5.152%, 11/25/35 4                        6,636,702          6,620,425
--------------------------------------------------------------------------------
Government National Mortgage Assn., 8.50%,
8/15/17-12/29/17                                     166,226            179,300
--------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-
Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (4.705)%, 1/16/27 6        1,161,895            102,256
Series 2002-15, Cl. SM, (6.766)%, 2/16/32 6        1,118,351             91,397


                       7 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------
Series 2002-41, Cl. GS, 12.575%, 6/16/32 6      $    606,529   $         95,852
Series 2002-76, Cl. SY, (2.531)%, 12/16/26 6       2,721,772            225,535
Series 2004-11, Cl. SM, (8.579)%, 1/17/30 6          900,995             68,559
Series 2006-47, Cl. SA, 13.741%, 8/16/36 6         8,722,678            585,879
--------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42           1,990,000          1,970,689
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37           1,750,000          1,762,581
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39           6,700,000          6,776,777
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42            640,000            635,662
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42          2,280,000          2,275,275
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44         3,390,000          3,413,039
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51          1,530,000          1,570,641
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49         1,260,000          1,268,409
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30            1,900,000          1,903,999
Series 2006-C1, Cl. A2, 5.084%, 2/11/31            6,420,000          6,465,338
Series 2007-C1, Cl. A2, 5.318%, 1/15/12            7,570,000          7,647,331
Series 2007-C1, Cl. A4, 5.424%, 2/11/40            4,870,000          4,853,662
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-
Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34               2,053,401          2,036,944
Series 2004-9, Cl. A3, 4.70%, 8/25/34 4               91,295             90,999
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust
2007-2, Mtg. Pass-Through Certificates,
Series 2007-2, Cl. 2A1, 6.007%, 6/25/37 4          5,584,566          5,606,670
--------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR,
Mtg. Pass-Through Certificates, Series
2006-AR, Cl. 5A3, 5.427%, 6/25/36 4                1,590,000          1,595,610
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC,
Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                            2,380,000          2,559,951
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1,
Cl. A2, 5.75%, 1/25/33                               981,726            977,434
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 4/25/08                               1,620,799          1,619,925
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6,
Cl. A114, 5.75%, 4/25/37                           2,237,529          2,207,275
--------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1, Mtg.
Pass-Through Certificates, Series 2007-S1,
Cl. 3A1, 5.004%, 8/1/22 4                         12,476,870         12,273,634
--------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates:
Series 2003-AR9, Cl. 2A, 4.047%, 9/25/33 4         2,177,675          2,163,134
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 4       6,119,401          6,074,012
Series 2006-AR8, Cl. 2A1, 6.133%, 8/25/36 4        6,302,215          6,291,707
Series 2007-HY6, Cl. 2A1, 5.702%, 6/25/37 4        3,902,067          3,862,501
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
2005-C17, Commercial Mtg. Pass-Through
Certificates, Series 2005-C17, Cl. A2,
4.782%, 3/15/42                                    3,590,000          3,584,091
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
2006-C29, Commercial Mtg. Pass-Through
Certificates, Series 2006-C29, Cl. A2,
5.272%, 11/15/48                                   2,145,000          2,162,639
--------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, Mtg.
Pass-Through Certificates, 2007-A, Cl. 1A8,
6%, 2/25/37                                        6,012,650          6,016,737
--------------------------------------------------------------------------------


                       8 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6
Trust, Mtg. Pass-Through Certificates, Series
2003-6, Cl. 1A1, 5%, 6/25/18                    $  2,281,549   $      2,265,625
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2004-AA Trust, Mtg. Pass-Through
Certificates, Series 2004-AA, Cl. 2A, 4.993%,
12/25/34 4                                         1,346,886          1,325,438
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S
Trust, Mtg. Pass-Through Certificates, Series
2004-S, Cl. A1, 3.54%, 9/25/34 4                   1,134,608          1,118,458
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-V
Trust, Mtg. Pass-Through Certificates, Series
2004-V, Cl. 1A1, 3.836%, 10/1/34 4                 7,088,700          7,005,644
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2005-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR2, Cl. 2A2,
4.547%, 3/25/35 4                                    832,074            824,052
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2005-AR4 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 2A2,
4.524%, 4/25/35 4                                  1,385,317          1,371,937
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2006-AR10 Trust, Mtg. Pass-Through
Certificates:
Series 2006-AR10, Cl. 2A1, 5.646%, 7/25/36 4       2,098,194          2,110,321
Series 2006-AR10, Cl. 4A1, 5.56%, 7/25/36 4        2,727,724          2,738,348
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1,
6.102%, 9/25/36 4                                  4,944,970          4,948,931
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2006-AR2 Trust, Mtg. Pass-Through
Certificates:
Series 2006-AR2, Cl. 2A5, 5.10%, 3/25/36 4         5,766,117          5,741,999
Series 2006-AR2. Cl. 2A6, 5.10%, 3/25/36 4         1,119,162          1,118,975
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl. 3A1,
5.093%, 3/25/36 4                                  1,260,046          1,256,891
                                                               -----------------
Total Mortgage-Backed Obligations (Cost
$872,648,675)                                                       884,623,603

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.9%
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed
Certificates, Series 2005- 1A, Cl. A2, 4.80%,
4/20/08 4,10                                         900,000            899,366
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8,
Cl. A2, 5.269%, 5/25/34 4                          2,123,397          2,093,649
--------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust,
Automobile Asset-Backed Certificates, Series
2005-1, Cl. A4, 4.672%, 4/15/11 4                  7,400,000          7,365,105
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit
Card Receivable Nts.:
Series 2001-A1, Cl. A1, 5.045%, 2/7/10 4             660,000            659,831
Series 2003-C4, Cl. C4, 5%, 6/10/15                  430,000            410,417
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4,
Asset-Backed Certificates, Series 2002-4,
Cl. A1, 5.529%, 2/25/33 4                             44,821             43,207
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-11, Asset-Backed Certificates, Series
2005-11, Cl. AF2, 4.657%, 2/25/36                    960,000            953,292
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16,
Asset-Backed Certificates, Series 2005-16,
Cl. 2AF2, 5.382%, 5/25/36 4                          920,000            913,331
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17,
Asset-Backed Certificates, Series 2005-17,
Cl. 1AF2, 5.363%, 5/25/36 4                          620,000            616,158
--------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust,
Automobile Receivable Obligations, Series
2005-2, Cl. A4, 4.15%, 10/15/10                    1,370,000          1,364,232
--------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity
Loan Pass-Through Certificates, Series
2005-3, Cl. A1, 5.258%, 1/20/35 4                    925,416            904,187
--------------------------------------------------------------------------------


                       9 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36         $ 1,012,198   $      1,014,720
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 4            792,572            795,150
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35             620,930            619,543
--------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust,
Credit Card Receivables, Series 2003-C7,
Cl. C7, 6.002%, 3/15/16 4                          4,080,000          4,004,662
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Asset-Backed Certificates, Series 2006-2,
Cl. 2A2, 4.889%, 7/1/36 4                          1,930,000          1,874,938
--------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg.
Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28            103,923            103,526
--------------------------------------------------------------------------------
Structured Asset Investment Loan Trust,
Mtg. Pass-Through Certificates, Series
2006-BNC3, Cl. A2, 4.829%, 9/25/36 4               1,408,255          1,381,560
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg.
Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                    512,685            513,054
                                                               -----------------
Total Asset-Backed Securities
(Cost $26,943,383)                                                   26,529,928

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.75%, 2/15/37                  542,000            574,054
--------------------------------------------------------------------------------
U.S. Treasury Nts., 4.25%, 9/30/12 3               2,260,000          2,345,105
                                                               -----------------
Total U.S. Government Obligations
(Cost $2,780,640)                                                     2,919,159

--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.2%
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs.,
5/1/31                                             2,665,000          2,706,244
--------------------------------------------------------------------------------
Allied Waste North America, Inc., 5.75%
Sr. Sec. Nts., Series B, 2/15/11                   5,000,000          4,893,750
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual
Bonds 11                                           7,680,000          6,514,176
--------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.375% Sr. Nts.,
4/15/12                                              800,000            608,000
--------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts.,
11/1/08                                            5,370,000          5,420,451
--------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts.,
7/15/13                                            3,140,000          3,090,972
--------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr.
Unsec. Nts., 9/1/09 12                             3,310,000          3,427,260
--------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875%
Nts., 5/10/12 10                                   5,840,000          4,534,410
--------------------------------------------------------------------------------
CCH I Holdings LLC:
9.92% Sr. Unsec. Nts., 4/1/14                     20,000,000         12,850,000
13.50% Sr. Unsec. Unsub. Nts., 1/15/14            14,000,000         10,780,000
--------------------------------------------------------------------------------
CCH I Holdings LLC/CCH I Holdings Capital
Corp.:
11% Sr. Sec. Nts., 10/1/15                        64,075,000         56,065,625
11% Sr. Sec. Nts., 10/1/15 10                     29,072,000         25,365,320
--------------------------------------------------------------------------------
CDX High Yield Index, 7.625% Pass-Through
Certificates, Series 8-T1, 6/29/12                72,500,000         70,506,250
--------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts.,
9/15/09                                            2,320,000          2,197,188
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts.,
11/1/08                                            2,400,000          2,463,485
--------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875% Sr.
Unsec. Nts., 1/15/16                               5,601,000          5,530,988
--------------------------------------------------------------------------------
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14                     5,000,000          4,362,500
8.875% Sr. Unsec. Unsub. Nts., 12/1/15            10,000,000          9,250,000
--------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65%
Sr. Unsec. Nts., 7/1/10                            2,035,000          1,935,075
--------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25%
Nts., 3/15/11                                      1,965,000          1,809,099
--------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 3.25% Nts.,
Series L, 5/21/08                                  6,140,000          5,468,094
--------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts.,
5/1/08 10                                          3,255,000          3,238,842
--------------------------------------------------------------------------------


                      10 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES
CONTINUED
--------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.25% Sr. Unsec. Nts., 7/15/08                  $  2,590,000   $      2,602,950
7.625% Sr. Unsec. Debs., 7/15/18                   3,000,000          2,745,000
--------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09             1,415,000          1,359,219
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs.,
4/15/31                                            1,811,000          2,160,661
--------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts.,
11/15/08 12                                        1,240,000          1,240,000
--------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A,
5/15/08                                            2,785,000          2,753,669
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec.
Nts., 10/1/08                                      3,890,000          3,894,863
--------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts.,
6/1/08                                               578,000            584,163
--------------------------------------------------------------------------------
Equus Cayman Finance Ltd., 5.50% Unsub.
Nts., 9/12/08 10                                   1,450,000          1,465,353
--------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec.
Nts., 9/15/10                                      6,100,000          5,931,567
--------------------------------------------------------------------------------
Gap, Inc. (The), 9.80% Unsub. Nts.,
12/15/08 4                                           359,000            372,911
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%
Bonds, 11/1/31                                     2,445,000          2,083,463
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345%
Sub. Bonds, 2/15/34                                7,520,000          6,713,570
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds,
Series A 10,11                                     8,000,000          6,774,128
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911%
Nts., 11/30/35 4                                  13,500,000         12,265,979
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC,
5.30% Sr. Unsec. Nts., 12/19/08 10                 1,645,000          1,648,941
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec.
Nts., 11/14/08 4,12                                1,410,000          1,438,200
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875%
Sr. Sub. Nts., 4/1/12                              1,600,000            936,000
--------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP,
5.875% Sr. Unsec. Nts., 6/1/13                     2,910,000          2,970,679
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts.,
3/1/09                                             6,595,000          6,266,411
--------------------------------------------------------------------------------
Level 3 Financing, Inc., 9.25% Sr. Unsec.
Unsub. Nts., 11/1/14                              10,000,000          9,025,000
--------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09        845,000            866,598
--------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09         2,950,000          3,018,950
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts.,
12/1/34 9                                          1,980,000          1,597,864
--------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub.
Bonds, 12/15/66 4                                 10,060,000          9,296,949
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts.,
10/1/09                                            7,570,000          7,532,150
--------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts.,
Series A, 1/15/10                                  3,155,000          3,276,332
--------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts.,
6/15/09                                            2,630,000          2,727,565
--------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr.
Nts., Series D, 8/1/15                               640,000            630,997
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 10                 772,751            763,109
--------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts.,
6/30/09                                            3,665,000          3,659,393
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds,
Series C, 12/18/23 10                              3,835,000          4,931,434
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25 10                              3,380,000          4,340,610
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09            4,550,000          4,118,628
--------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts.,
11/15/08 9                                           363,000            363,000
--------------------------------------------------------------------------------
Rite Aid Corp., 6.875% Sr. Unsec. Debs.,
8/15/13                                           15,000,000         11,775,000
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr.
Unsec. Sub. Nts., 3/15/12                            442,000            453,050
--------------------------------------------------------------------------------
SLM Corp.:
3.95% Nts., Series A, 8/15/08                      2,665,000          2,608,198
4% Nts., 1/15/09                                   2,770,000          2,674,848
--------------------------------------------------------------------------------
Spansion LLC, 11.25% Sr. Nts., 1/15/16 10          2,500,000          2,287,500
--------------------------------------------------------------------------------
Standard Pacific Corp., 5.125% Sr. Unsec.
Unsub. Nts., 4/1/09                                1,450,000          1,094,750
--------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875% Sr. Nts.,
7/1/14                                             6,000,000          5,685,000
--------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13            1,395,000          1,458,502
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E,
10/6/08 12                                         2,625,000          2,487,188
--------------------------------------------------------------------------------
Univision Communications, Inc., 3.875%
Sr. Unsec. Nts., 10/15/08                            875,000            858,594
--------------------------------------------------------------------------------


                      11 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05%
Nts., 3/15/13                                   $    675,000   $        692,278
--------------------------------------------------------------------------------
Wachovia Bank NA, 6.60% Sub. Nts.,
1/15/38 8                                          3,470,000          3,470,000
--------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec.
Nts., 8/1/09                                       3,030,000          3,132,562
                                                               -----------------
Total Non-Convertible Corporate Bonds and
Notes (Cost $430,669,688)                                           404,051,505

--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--7.6%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc., 6% Cv. Sr.
Nts., 5/1/15 10                                    3,500,000          2,795,625
--------------------------------------------------------------------------------
Anthracite Capital, Inc., 11.75% Cv. Sr.
Unsec. Nts., 9/1/27 12                             5,500,000          5,001,700
--------------------------------------------------------------------------------
CSK Auto, Inc., 7.25% Cv. Sr. Unsec.
Nts., 12/15/25 4,10                               11,000,000         10,848,750
--------------------------------------------------------------------------------
Human Genome Sciences, Inc., 2.25% Cv.
Unsec. Sub. Nts., 8/15/12                         17,500,000         15,225,000
--------------------------------------------------------------------------------
Incyte Genomics, Inc., 3.50% Cv. Sr.
Unsec. Nts., 2/15/11                              12,500,000         11,984,375
--------------------------------------------------------------------------------
Intel Corp., 2.95% Cv. Unsec. Sub.
Debs., 12/15/35                                    8,000,000          8,560,000
--------------------------------------------------------------------------------
KKR Financial Holdings LLC, 7% Cv. Sr.
Unsec. Nts., 7/15/12 10                           18,750,000         16,523,438
--------------------------------------------------------------------------------
Liberty Media Corp.:
0.75% Cv. Sr. Unsec. Unsub. Debs.,
3/30/23                                           35,000,000         37,318,750
3.25% Exchangeable Sr. Unsec. Debs.,
3/15/31 (exchangeable for Viacom, Inc.
Cl. B common stock or cash based on the
value thereof)                                   120,000,000         90,450,000
3.50% Exchangeable Sr. Unsec. Debs.,
1/15/31 (exchangeable for Motorola, Inc.
common stock or cash based on the value
of that stock)                                     3,546,787          2,700,896
--------------------------------------------------------------------------------
NII Holdings, Inc., 3.125% Cv. Sr.
Unsec. Nts., 6/15/12                              10,000,000          8,875,000
--------------------------------------------------------------------------------
Pantry, Inc. (The), 3% Cv. Sr. Sub.
Nts., 11/15/12                                    25,000,000         22,968,750
                                                               -----------------
Total Convertible Corporate Bonds and
Notes (Cost $252,899,150)                                           233,252,284

                                                     SHARES/
                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
STRUCTURED SECURITIES--9.1%
--------------------------------------------------------------------------------
Allegro Investment Corp. SA Cv. Equity
Linked Nts.:
5.05%, Exp. 3/17/08 (linked to Comcast
Corp. common stock) 12                               617,700         12,535,233
Series UTX, 4.84%, Exp. 1/2/08 (linked
to United Technologies Corp. common
stock) 12                                            238,800         17,152,885
--------------------------------------------------------------------------------
Bank of America NA Cv. Linked Nts.:
Series HES, 8.50%, Exp. 1/30/08 (linked
to Hess Corp. common stock)                          194,600         11,531,996
Series VNDA, 10.60%, Exp. 5/5/08
(linked to Vanda Pharmaceuticals, Inc.
common stock)                                        696,200          6,975,924
--------------------------------------------------------------------------------
Bear Stearns Global Asset Holdings
Ltd., Cv. Equity Linked Nts., Series
6693, 4.35%, Exp. 6/30/08 (linked to
Wal-Mart Stores, Inc.) 12                            507,924         24,217,816
--------------------------------------------------------------------------------
Blue Wings Ltd. Catastrophe Linked
Bonds, Series A, 8.403%, 1/10/12 4,12              3,000,000          3,026,700
--------------------------------------------------------------------------------
Calabash Re II Ltd. Catastrophe Linked
Nts., Series A1, 14.094%, 1/8/10 4,12              3,000,000          3,117,450
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (New
York) Cv. Equity Linked Nts.:
5.69%, Exp. 4/21/08 (linked to Williams
Cos., Inc. (The))                                    354,000         11,115,600
8.22%, Exp. 1/23/08 (linked to Corning,
Inc.)                                                644,350         14,929,590
--------------------------------------------------------------------------------
Deutsche Bank AG Exchangeable Total
Return Linked Nts., 4.64%, Exp.
3/19/08 12                                            22,000          1,788,490
--------------------------------------------------------------------------------
Fremantle Ltd. Catastrophe Linked Nts.,
Cl. B, 7.238%, 6/28/10 4,10                        1,000,000          1,009,625
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
Cv. Equity Linked Nts., 7.10%, Exp.
2/6/08 (linked to Occidental Petroleum
Corp. common stock) 12                               219,100         11,886,613
Cv. Equity Linked Nts., 8%, Exp. 3/10/08
(linked to XM Satellite Radio, Inc.) 12              700,281          9,563,037
Cv. Linked Nts., 6%, 9/29/08 (linked to
Microsoft Corp. common stock) 12                     527,100         16,130,841


                      12 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           SHARES/ PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
STRUCTURED SECURITIES CONTINUED
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Cv.
Mandatory Exchangeable
Nts., 8.70%, Exp. 5/27/08 (linked to
Applied Materials, Inc.) 12                          789,500   $     14,530,748
--------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe Linked
Nts., 11.731%, 12/31/09 4,10                       3,000,000          3,098,100
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
Cv. Equity Linked Nts., 4.42%, Exp.
12/9/07 (linked to Tyco International
Ltd.)                                                257,805          7,582,045
Yield Enhanced Equity Linked Debt
Securities, 11.03%, Exp. 1/27/08
(linked to Arch Coal, Inc.)                          439,368         14,732,009
Yield Enhanced Equity Linked Debt
Securities, Series I, 4%, Exp. 1/12/08
(linked to Texas Instruments, Inc.
common stock)                                        523,926         16,917,572
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
Cv. Linked Nts., 6%, Exp. 12/5/07
(linked to Corning, Inc.) 12                         714,300         17,086,056
Redemption Linked Nts., 6.35%, Exp.
1/4/08 (linked to GlobalSantaFe Corp.
common stock) 12                                     182,983         12,492,249
--------------------------------------------------------------------------------
Morgan Stanley, Cv. Equity Linked Nts.,
18.10%, Exp. 12/6/07 (linked to XM
Satellite Radio Holdings, Inc. common
stock) 12                                            696,865          9,916,389
--------------------------------------------------------------------------------
Morgan Stanley, Performance Equity
Linked Redemption Quarterly-pay
Securities 8.67%, Exp. 3/7/08
(exchangeable for Vanda Pharmaceutical,
Inc. common stock) 12                                598,100          5,553,359
--------------------------------------------------------------------------------
Morgan Stanley, Redemption Linked Nts.,
Exp. 1/17/08 (linked to the performance
of Johnson & Johnson, Lehman Brothers
Holdings, Inc. and AES Corp.) 12                      15,000         13,363,500
--------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe
Linked Nts., Series AIII, 11.448%,
12/6/08 4,12                                       3,000,000          3,041,250
--------------------------------------------------------------------------------
Wachovia Bank NA, Cv. Linked Nts.,
Series XMSR, 13.20%, Exp. 12/1/07
(linked to XM Satellite Radio Holdings,
Inc. common stock) 12                              1,016,777         15,485,514
                                                               -----------------
Total Structured Securities
(Cost $283,189,788)                                                 278,780,591

                                                      SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--3.9%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 4.98% 2,13
(Cost $118,764,677)                              118,764,677        118,764,677
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST
$2,992,233,509)                                        109.6%     3,363,669,499
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (9.6)      (293,610,926)
                                                --------------------------------
NET ASSETS                                             100.0%  $  3,070,058,573
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.


                      13 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES           GROSS          GROSS              SHARES
                                                        AUGUST 31, 2007       ADDITIONS     REDUCTIONS   NOVEMBER 30, 2007
---------------------------------------------------------------------------------------------------------------------------
Care Investment Trust, Inc. a                                 1,175,000              --        225,500             949,500
CSK Auto Corp.                                                4,715,000              --          3,250           4,711,750
E*TRADE Financial Corp., 6.125% Cum. Cv.                      1,177,500         397,500        565,000           1,010,000
Oppenheimer Institutional Money Market Fund, Cl. E                   --     358,486,936    239,722,259         118,764,677
Platinum Underwriters Holdings Ltd., 6% Cv., Series A         1,005,000              --        201,700             803,300

                                                                                              DIVIDEND            REALIZED
                                                                                  VALUE         INCOME         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Care Investment Trust, Inc. a                                             $          -- b  $   178,925   $        (937,585)
CSK Auto Corp.                                                               45,939,563             --               7,611
E*TRADE Financial Corp., 6.125% Cum. Cv.                                      7,766,900        602,926         (13,299,785)
Oppenheimer Institutional Money Market Fund, Cl. E                          118,764,677        781,429                  --
Platinum Underwriters Holdings Ltd., 6% Cv., Series A                        26,476,768        429,875             319,393
                                                                          -------------------------------------------------
                                                                          $ 198,947,908    $ 1,993,155   $     (13,910,366)
                                                                          =================================================

a. No longer an affiliate as of November 30, 2007.

b. The security is no longer an affiliate, therefore, the value has been excluded from this table.

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                   CONTRACTS   EXPIRATION   EXERCISE        PREMIUM
                                             SUBJECT TO CALL        DATES      PRICE       RECEIVED          VALUE
-------------------------------------------------------------------------------------------------------------------
3M Co.                                                   100     12/24/07   $  85.00   $      9,900   $     11,000
Abbott Laboratories                                      420     12/24/07      57.50         20,780         42,000
AT&T, Inc.                                               175     12/24/07      45.00          5,725            525
Chevron Corp.                                            335     12/24/07      90.00        226,792         43,550
Chevron Corp.                                            890     12/24/07      95.00        141,508         17,800
Citigroup, Inc.                                          250      1/21/08      35.00         32,899         38,250
Coca-Cola Co. (The)                                      190     12/24/07      60.00         28,710         45,600
Coca-Cola Co. (The)                                       35     12/24/07      62.50          4,270          3,150
Coca-Cola Co. (The)                                       25      1/21/08      65.00          1,600          1,625
Constellation Energy Group, Inc.                          35      1/21/08     100.00         11,015         14,350
Exxon Mobil Corp.                                        125     12/24/07     100.00          5,125            625
Fidelity National Title Group, Inc., Cl. A             2,400     12/24/07      30.00         93,599             --
General Electric Co.                                   7,000     12/24/07      45.00        258,731             --
General Electric Co.                                   5,525      1/21/08      45.00        153,718         27,625
GlobalSantaFe Corp.                                       25     12/24/07      85.00         14,225         10,000
GlobalSantaFe Corp.                                      100     12/24/07      90.00         25,350         14,000
Kraft Foods, Inc., Cl. A                              15,000     12/14/07      31.52      7,050,000      4,725,000
Lockheed Martin Corp.                                    200     12/24/07     110.00         82,169         64,000
Lockheed Martin Corp.                                    300     12/24/07     115.00         62,699         40,500
Loews Corp./Carolina Group                               750     12/24/07      80.00        161,368        682,500
Loews Corp./Carolina Group                             3,275     12/24/07      85.00        947,620      1,506,500
Loews Corp./Carolina Group                             2,000     12/24/07      90.00        383,994        270,000
Loews Corp./Carolina Group                             3,000      1/21/08      85.00        980,985      1,680,000
Petroleo Brasileiro SA, ADR                              240     12/24/07      90.00        212,777        232,800
Petroleo Brasileiro SA, ADR                               25     12/24/07      95.00         18,725         12,750
Pfizer, Inc.                                             250      1/21/08      25.00          7,432         11,250
Raytheon Co.                                           5,000      1/21/08      60.00      2,734,958      1,600,000
United Technologies Corp.                                100     12/24/07      75.00         18,800         14,500
                                                                                       ----------------------------
                                                                                       $ 13,695,474   $ 11,109,900
                                                                                       ============================

4. Represents the current interest rate for a variable or increasing rate security.


                      14 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

5. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                                    CONTRACTS   EXPIRATION   EXERCISE       PREMIUM
                               SUBJECT TO PUT        DATES      PRICE      RECEIVED         VALUE
--------------------------------------------------------------------------------------------------
BJ Services Co.                           950     12/24/07   $  27.50   $   208,047   $   275,500
Citigroup, Inc.                           250      1/21/08      30.00        28,455        30,250
Comcast Corp., Cl. A Special            1,696      1/21/08      25.00       358,971       780,160
CVS Corp.                               1,000      1/21/08      40.00       101,998       130,000
Hess Corp.                              2,500      1/21/08      60.00       519,992       162,500
Johnson & Johnson                       1,000      1/21/08      65.00       163,997        45,000
Marathon Oil Corp.                      1,500     12/24/07      55.00       406,244       252,000
Novartis AG, ADR                        1,500      1/21/08      55.00       249,806       142,500
OfficeMax, Inc.                            31      1/21/08      42.50        27,187        54,250
                                                                        --------------------------
                                                                        $ 2,064,697   $ 1,872,160
                                                                        ==========================

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $18,962,596 or 0.62% of the Fund's net assets as of November 30, 2007.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $954,932 or 0.03% of the Fund's net assets as of November 30, 2007.

8. When-issued security or forward commitment to be delivered and settled after November 30, 2007. See accompanying Notes.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $4,548,807. See accompanying Notes.

10. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $90,524,551 or 2.95% of the Fund's net assets as of November 30, 2007.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Illiquid security. The aggregate value of illiquid securities as of November 30, 2007 was $204,482,478, which represents 6.66% of the Fund's net assets. See accompanying Notes.

13. Rate shown is the 7-day yield as of November 30, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in registered investment companies that are not traded on an exchange are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                      15 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold, matures or expires.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of November 30, 2007, the Fund had purchased $455,941,924 of securities issued on a when-issued basis or forward commitment and sold $169,346,857 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will


                      16 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of November 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                              UNREALIZED
                             EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS   NOVEMBER 30, 2007   (DEPRECIATION)
-----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                 3/19/08       1,222   $     143,203,125   $      207,827
U.S. Treasury Nts., 10 yr.      3/19/08          13           1,471,641           (3,487)
                                                                          ---------------
                                                                                 204,340
                                                                          ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.      12/31/07         100          21,003,125          (10,238)
U.S. Treasury Nts., 2 yr.       3/31/08         243          51,056,578           58,992
U.S. Treasury Nts., 5 yr.      12/31/07          22           2,428,250          (36,697)
U.S. Treasury Nts., 5 yr.       3/31/08          89           9,799,734          (16,045)
                                                                          ---------------
                                                                                  (3,988)
                                                                          ---------------
                                                                          $      200,352
                                                                          ===============


                      17 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended November 30, 2007 was as follows:

                                        CALL OPTIONS                PUT OPTIONS
                            -------------------------  -------------------------
                            NUMBER OF      AMOUNT OF   NUMBER OF      AMOUNT OF
                            CONTRACTS       PREMIUMS   CONTRACTS       PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
August 31, 2007                40,834   $ 13,543,701      10,316   $  6,014,598
Options written                64,535      8,961,529      41,200      6,480,524
Options closed or expired     (52,375)    (6,892,149)    (28,349)    (7,819,183)
Options exercised              (5,224)    (1,917,607)    (12,740)    (2,611,242)
                            ----------------------------------------------------
Options outstanding as of
November 30, 2007              47,770   $ 13,695,474      10,427   $  2,064,697
                            ====================================================

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value


                      18 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

of the underlying security and the notional amount is recorded as realized gain
(loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of November 30, 2007 is as follows:

                                                            BUY/SELL  NOTIONAL        PAY/                   PREMIUM
                                                              CREDIT    AMOUNT     RECEIVE  TERMINATION        PAID/
       COUNTERPARTY  REFERENCE ENTITY                     PROTECTION     (000)  FIXED RATE        DATES   (RECEIVED)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                     Beazer Homes USA, Inc.                     Sell  $    825       2.100%     6/20/08  $        --  $   (55,020)
                     Capmark Financial Group, Inc.              Sell     1,570       1.000      6/20/12           --     (305,708)
                     Countrywide Home Loans, Inc.               Sell     1,980       0.750      9/20/08           --     (162,073)
                     Dillard's, Inc.                            Sell     4,290       1.900     12/20/08           --      (40,003)
                     Istar Financial, Inc.                      Sell     6,305       4.400     12/20/12           --       45,968
                     Lehman Brothers Holdings, Inc.             Sell     3,335       0.490      9/20/10           --      (84,412)
                     Merrill Lynch & Co., Inc.                  Sell     6,235       0.680      9/20/08           --      (49,907)
                     Six Flags, Inc.                            Sell     1,560       8.250     12/20/08           --      (13,678)
                     Toys "R" Us, Inc.                          Sell     1,695       1.450      9/20/08           --      (28,055)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                     ArvinMeritor, Inc.                         Sell     2,660       1.550      9/20/08           --      (27,961)
                     CDX.NA.HY.8 Index                          Sell     1,400       2.750      6/20/12     (111,990)     (66,737)
                     CDX.NA.HY.9 Index                          Sell     2,700       3.750     12/20/12      (94,500)    (108,811)
                     Freescale Semiconductor, Inc.              Sell     1,555       0.600      3/20/08           --       (4,013)
                     Freescale Semiconductor, Inc.              Sell     1,665       0.750      3/20/08           --       (3,043)
                     Intelsat Ltd.                              Sell     1,705       3.450      9/20/08           --        2,249
                     Quebecor World, Inc.                       Sell     1,685       2.600      9/20/08           --      (31,098)
                     Rite Aid Corp.                             Sell     2,660       0.875      6/20/08           --      (51,576)
                     Saks, Inc.                                 Sell     2,680       2.000      9/20/08           --       (4,880)
                     The Goodyear Tire & Rubber Co.             Sell     2,520       1.550      9/20/08           --       18,459
                     TXU Corp.                                  Sell     1,055       5.910     12/20/12           --       (6,919)
                     TXU Corp.                                  Sell     1,000       6.050     12/20/12           --       (1,410)
                     TXU Corp.                                  Sell     1,050       6.000     12/20/12           --       (6,889)
                     Univision Communications, Inc.             Sell       760       0.750      3/20/08           --       (3,170)
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                     ABX.HE.AA.06-2 Index                       Sell       710       0.170      5/25/46      (85,193)    (266,830)
                     Allied Waste North America, Inc.           Sell       920       2.000      9/20/09           --       (1,348)
                     Allied Waste North America, Inc.           Sell     1,440       2.000      9/20/09           --       (2,109)
                     Capital One Bank                            Buy     1,930       1.800     12/20/12           --          (95)
                     CDX.NA.HY.8 Index                          Sell     1,405       2.750      6/20/12     (121,942)     (65,738)
                     CDX.NA.HY.8 Index                          Sell     1,405       2.750      6/20/12      (85,061)     (65,738)
                     CDX.NA.HY.8 Index                          Sell       685       2.750      6/20/12      (55,119)     (32,050)
                     CDX.NA.HY.8 Index                          Sell     1,255       2.750      6/20/12      (86,386)     (58,720)


                      19 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                     Centex Corp.                               Sell       310       1.550      9/20/09           --      (14,943)
                     Citigroup, Inc.                            Sell     3,450       5.000     12/20/08           --       39,581
                     Countrywide Home Loans, Inc.               Sell     1,190       3.250      9/20/08           --     (114,171)
                     Dillard's, Inc.                            Sell       720       0.750      9/20/08           --      (15,711)
                     Georgia-Pacific Corp.                      Sell     2,535       1.750      9/20/08           --       20,489
                     Intelsat Ltd.                              Sell       690       2.850      9/20/08           --       (3,488)
                     Istar Financial, Inc.                      Sell     3,030       2.925     12/20/08           --      (91,623)
                     Istar Financial, Inc.                      Sell     1,765       3.000     12/20/08           --      (52,041)
                     Istar Financial, Inc.                      Sell     1,025       4.320     12/20/12           --          710
                     Istar Financial, Inc.                      Sell       360       4.500     12/20/12           --        2,211
                     Lehman Brothers Holdings, Inc.             Sell     2,985       1.410      9/20/08           --        6,609
                     Levi Strauss & Co.                         Sell     1,545       1.000      9/20/08           --       (5,229)
                     Levi Strauss & Co.                         Sell     1,155       0.900      9/20/08           --       (5,060)
                     MBIA, Inc.                                 Sell     1,680       0.520      9/20/08           --      (70,448)
                     MBIA, Inc.                                 Sell     1,665       0.600      9/20/08           --      (68,614)
                     MBIA, Inc.                                 Sell     3,420       4.900     12/20/12           --       64,561
                     Merrill Lynch & Co., Inc.                  Sell     3,615       1.850      6/20/08           --        5,691
                     Owens-Illinois, Inc.                       Sell     1,410       1.250      9/20/08           --        3,777
                     Tenet Healthcare Corp.                     Sell     2,695       1.600      3/20/09           --      (83,940)
                     The Bear Stearns Cos., Inc.                Sell     6,195       2.350      9/20/08           --       34,400
                     Washington Mutual, Inc.                    Sell       745       4.500     12/20/08           --        1,414
                     Washington Mutual, Inc.                    Sell     3,670       4.500     12/20/08           --        6,509
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP:
                     ABX.HE.AA.06-2 Index                       Sell       570       0.170      5/25/46     (225,137)    (219,439)
                     ABX.HE.AA.06-2 Index                       Sell       250       0.170      5/25/46      (20,598)     (96,245)
                     Capmark Financial Group, Inc.              Sell     1,710       0.950      6/20/12           --     (327,207)
                     Dole Food Co., Inc.                        Sell     2,540       3.880      9/20/08           --          492
                     First Data Corp.                           Sell     1,690       1.150      9/20/08           --      (11,692)
                     K. Hovnanian Enterprises, Inc.             Sell       905       6.750      9/20/08           --      (39,783)
                     Quebecor World, Inc.                       Sell       765       3.000      9/20/08           --      (15,130)
                     Standard Pacific Corp.                     Sell     1,215       6.625      9/20/08           --     (120,288)
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International:
                     Amkor Technology, Inc.                     Sell       240       2.650      9/20/08           --        2,681
                     Citigroup, Inc.                            Sell     1,835       1.250      9/20/08           --      (32,104)
                     D.R. Horton, Inc.                          Sell     1,190       4.210     12/20/08           --        2,660
                     General Mills, Inc.                        Sell     4,090       0.380     12/20/12           --           85
                     Merrill Lynch & Co., Inc.                  Sell     8,260       1.850      6/20/08           --       16,960
                     Pulte Homes, Inc.                          Sell     2,315       2.750      9/20/09           --      (75,970)
                     Sara Lee Corp.                              Buy     2,055       0.419      9/20/12           --      (10,466)
                     Smurfit-Stone Container Enterprises,
                     Inc.                                       Sell     2,515       1.450      9/20/08           --          285
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
                     ABX.HE.AA.06-2 Index                       Sell       350       0.170      5/25/46      (85,730)    (137,002)
                     D.R. Horton, Inc.                          Sell     2,125       4.200     12/20/08           --       (1,612)
                     Dillard's, Inc.                            Sell     1,560       2.250     12/20/08           --        2,862
                     Dillard's, Inc.                            Sell     4,530       2.250     12/20/08           --        8,312
                     Morgan Stanley                             Sell     6,310       0.640      9/20/08           --      (19,704)
                     Nortel Networks Corp.                      Sell       410       1.850      9/20/08           --          565
                     Residential Capital LLC                    Sell     4,410       5.000      6/20/08     (573,300)    (739,453)
                     Tribune Co.                                Sell     2,910       7.350     12/20/08           --      (39,851)
                     Univision Communications, Inc.             Sell     5,120       3.000     12/20/08           --       (7,018)
                     Univision Communications, Inc.             Sell       590       3.000     12/20/08           --         (595)
                     Washington Mutual, Inc.                    Sell     1,730       4.400     12/20/08           --        3,632
-----------------------------------------------------------------------------------------------------------------------------------


                      20 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Morgan Stanley & Co. International plc:
                     Beazer Homes USA, Inc.                     Sell     1,825       2.150      6/20/08           --     (217,280)
                     Countrywide Home Loans, Inc.               Sell     4,905       0.420      6/20/09           --     (903,941)
                     Countrywide Home Loans, Inc.               Sell     1,275       0.750      9/20/08           --     (162,945)
                     First Data Corp.                           Sell       995       1.350      9/20/08           --       (4,878)
                     Ford Motor Co.                             Sell     3,060       7.150     12/20/16           --       21,189
                     Ford Motor Co.                             Sell     1,455       7.050     12/20/16           --        2,832
                     General Motors Corp.                       Sell     1,525       5.800     12/20/16           --      (76,860)
                     General Motors Corp.                       Sell     1,480       5.750     12/20/16           --      (78,341)
                     Harrah'S Operating Co., Inc.               Sell     1,430       2.200      9/20/08           --        1,490
                     Inco Ltd.                                   Buy     1,605       0.700      3/20/17           --      (17,415)
                     Inco Ltd.                                   Buy     1,615       0.630      3/20/17           --       (8,811)
                     J. C. Penney Co., Inc.                     Sell     1,585       1.300     12/20/17           --      (40,350)
                     J. C. Penney Co., Inc.                     Sell     1,540       1.070     12/20/17           --      (70,557)
                     K. Hovnanian Enterprises, Inc.             Sell       815       1.850      6/20/08           --     (106,878)
                     K. Hovnanian Enterprises, Inc.             Sell       815       1.850      6/20/08           --     (106,878)
                     Kohl's Corp.                                Buy     2,310       0.660     12/20/17           --       78,534
                     Kohl's Corp.                                Buy     2,375       0.870     12/20/17           --       40,095
                     Residential Capital LLC                    Sell       965       5.000      6/20/08     (130,275)    (151,457)
                     Residential Capital LLC                    Sell     1,345       5.000      6/20/08     (195,025)    (211,843)
                     Residential Capital LLC                    Sell     2,475       5.000      6/20/08     (358,875)    (390,165)
                     Residential Capital LLC                    Sell     3,845       6.120      9/20/08           --     (690,535)
                     Sara Lee Corp.                              Buy     2,645       0.418      9/20/12           --      (12,159)
                     Sara Lee Corp.                              Buy     4,345       0.390      9/20/12           --      (11,166)
                     Toys "R" Us, Inc.                          Sell     1,000       2.550      9/20/08           --       (5,643)
                     Tribune Co.                                Sell     1,595       1.000      6/20/08           --      (64,874)
                     Vale Overseas Ltd.                         Sell     1,605       1.170      3/20/17           --        8,694
                     Vale Overseas Ltd.                         Sell     1,615       1.100      3/20/17           --          381
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
                     ABX.HE.AA.06-2 Index                       Sell       250       0.170      5/25/46      (19,973)     (97,859)
                     ABX.HE.AA.06-2 Index                       Sell       480       0.170      5/25/46      (47,998)    (185,733)
                     Lennar Corp.                               Sell     1,700       2.900     12/20/08           --      (53,920)
                                                                                                         --------------------------
                                                                                                         $(2,297,102) $(7,192,929)
                                                                                                         ==========================

INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of November 30, 2007, the Fund had entered into the following interest rate swap agreements:


                      21 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

            SWAP      NOTIONAL     PAID BY   RECEIVED BY   TERMINATION
    COUNTERPARTY        AMOUNT    THE FUND      THE FUND         DATES         VALUE
                                    Three-
   Credit Suisse                 Month USD
   International   $ 6,910,000   BBA LIBOR        0.0543%       8/7/17   $   548,304
-------------------------------------------------------------------------------------
                                    Three-
                                 Month USD
Deutsche Bank AG     5,830,000   BBA LIBOR        0.0545        8/8/17       467,334
                                                                         ------------
                                                                         $ 1,015,638
                                                                         ============

Index abbreviation is as follows:

BBA LIBOR          British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of November 30, 2007, the Fund had entered into the following total return swap agreements:

                               NOTIONAL                                                 TERMINATION
       SWAP COUNTERPARTY         AMOUNT     PAID BY THE FUND     RECEIVED BY THE FUND         DATES          VALUE
--------------------------------------------------------------------------------------------------------------------
     Barclays Bank plc:
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS     AAA 8.5+ Index minus
                           $ 19,330,000       AAA 8.5+ Index          20 basis points        6/1/08   $   (401,032)
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS     AAA 8.5+ Index minus
                             28,100,000       AAA 8.5+ Index          25 basis points        5/1/08     (1,130,517)
--------------------------------------------------------------------------------------------------------------------
      Deutsche Bank AG:
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS     AAA 8.5+ Index minus
                              6,840,000       AAA 8.5+ Index          45 basis points        2/1/08       (269,695)
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS      AAA 8.5+ Index plus
                             19,800,000       AAA 8.5+ Index          60 basis points        2/1/08       (763,371)


                      22 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS      AAA 8.5+ Index plus
                              1,830,000       AAA 8.5+ Index          25 basis points        2/1/08        (71,088)
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS      AAA 8.5+ Index plus
                              1,000,000       AAA 8.5+ Index          55 basis points        5/1/08        (34,745)
--------------------------------------------------------------------------------------------------------------------
                 Lehman
       Brothers Special
       Financing, Inc.:
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS     AAA 8.5+ Index minus
                             22,700,000       AAA 8.5+ Index          40 basis points        6/1/08       (385,482)
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS     AAA 8.5+ Index minus
                             20,000,000       AAA 8.5+ Index          25 basis points        5/1/08       (719,272)
                                            If negative, the
                                           absolute value of   If positive, the Total
                                                  the Lehman     Return of the Lehman
                                          Brothers U.S. CMBS       Brothers U.S. CMBS
                              8,450,000       AAA 8.5+ Index           AAA 8.5+ Index        2/1/08       (332,271)
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS     AAA 8.5+ Index minus
                              9,500,000       AAA 8.5+ Index          20 basis points        5/1/08       (371,811)

                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS      AAA 8.5+ Index plus
                              7,201,000       AAA 8.5+ Index          60 basis points        2/1/08       (279,797)
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS      AAA 8.5+ Index plus
                             19,283,000       AAA 8.5+ Index          55 basis points        5/1/08       (670,716)
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS     AAA 8.5+ Index minus
                              4,560,000       AAA 8.5+ Index          25 basis points        3/1/08       (180,195)
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS      AAA 8.5+ Index plus
                             25,562,000       AAA 8.5+ Index          45 basis points        5/1/08       (890,679)
--------------------------------------------------------------------------------------------------------------------
         Morgan Stanley
Capital Services, Inc.:



                      23 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS     AAA 8.5+ Index minus
                             16,100,000       AAA 8.5+ Index          40 basis points        6/1/08       (200,722)
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS      AAA 8.5+ Index plus
                             19,330,000       AAA 8.5+ Index          90 basis points        6/1/08        (64,526)
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS     AAA 8.5+ Index minus
                             20,000,000       AAA 8.5+ Index          25 basis points        5/1/08       (631,963)
--------------------------------------------------------------------------------------------------------------------
                UBS AG:
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS     AAA 8.5+ Index minus
                              6,700,000       AAA 8.5+ Index          20 basis points        5/1/08       (262,779)
                                            If negative, the   If positive, the Total
                                           absolute value of     Return of the Lehman
                                                  the Lehman       Brothers U.S. CMBS
                                          Brothers U.S. CMBS      AAA 8.5+ Index plus
                              9,001,000       AAA 8.5+ Index          60 basis points        2/1/08       (347,025)
                                                                                                      -------------
                                                                                                      $ (8,007,686)
                                                                                                      =============

Abbreviation is as follows:

CMBS               Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of November 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                      24 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                                $  3,003,094,446
Federal tax cost of other investments                               42,129,453
                                                              -----------------
Total federal tax cost                                        $  3,045,223,899
                                                              =================

Gross unrealized appreciation                                 $    503,142,792
Gross unrealized depreciation                                     (151,477,151)
                                                              -----------------
Net unrealized appreciation                                   $    351,665,641
                                                              =================


                      25 | OPPENHEIMER CAPITAL INCOME FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    01/14/2008